Other long term liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Government grant (1)	¥ 250,122	¥ 278,272
Long term payables for purchase of property, plant and equipment	87,664
Capital lease (2)	29,003
Other	6,004	4,412
Total	372,793	282,684
Receipt of government grants related to property, plant and equipment and land use rights	230	45,300	¥ 126,900
Recognition of government grants	35,555	32,078	14,471
Amortization of government grants	28,380	¥ 27,376	¥ 13,290
Capital lease, short term	12,805
Leased assets
Carrying amount of asset sold	44,350
Cash consideration	¥ 41,808
Number of years lease payments were made quarterly	P3Y
Leased assets | Other payable
Capital lease, short term	¥ 12,805
Leased assets | Other long term liability
Capital lease (2)	¥ 29,003